Net fee and commission income	6 Months Ended
Jun. 30, 2022
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.22	£m	£m	£m	£m
Fee type
Transactional	216	1,229	—	1,445
Advisory	440	72	—	512
Brokerage and execution	734	28	—	762
Underwriting and syndication	1,101	—	—	1,101
Other	30	78	11	119
Total revenue from contracts with customers	2,521	1,407	11	3,939
Other non-contract fee income	67	2	—	69
Fee and commission income	2,588	1,409	11	4,008
Fee and commission expense[1]	(461)	(707)	(1)	(1,169)
Net fee and commission income	2,127	702	10	2,839

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	184	984	—	1,168
Advisory	399	61	—	460
Brokerage and execution	527	26	—	553
Underwriting and syndication	1,715	—	—	1,715
Other	25	76	11	112
Total revenue from contracts with customers	2,850	1,147	11	4,008
Other non-contract fee income	59	3	—	62
Fee and commission income	2,909	1,150	11	4,070
Fee and commission expense [1]	(369)	(496)	(5)	(870)
Net fee and commission income	2,540	654	6	3,200
Note
1.Barclays Bank Group has corrected the presentation of the scheme fees incurred when Barclays acts as an “acquirer” as part of the payment transaction cycle. From 2022 onwards, the scheme fees reported under "Consumer, Cards and Payments" are presented within fees and commission income under “Transactional” fee type, which had previously been recognised in fees and commission expense. The reclassification into Fee and Commission income is a reduction of £94m for H122. The comparatives have not been restated as the effect is not considered material although the effect would have been a reduction of H121: £81m with no impact on Net fee and commission income. There is no impact on Net assets or Cash flows reported.
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities, and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.